TRADE AND BILL PAYABLES	12 Months Ended
Dec. 31, 2021
TRADE PAYABLES [abstract]
Disclosure of trade and bill payables
26.	TRADE AND BILL PAYABLES

	2020	2021
	RMB’000	RMB’000
Trade payables (a)	2,073,922	2,812,710
Bill payables (b)	—	300,000

	2,073,922	3,112,710

(a)	Trade payables

	2020	2021
	RMB’000	RMB’000
Payables to third parties	812,629	1,037,841
Payables to related parties	1,261,293	1,774,869

	2,073,922	2,812,710

(b)	Bill payables

	2020	2021
	RMB’000	RMB’000
Bank acceptance bills	—	300,000

The aging analysis of trade and bill payables was as follows:

	2020	2021
	RMB’000	RMB’000
Within 1 year	1,874,224	2,577,337
Over 1 year but within 2 years	146,717	482,169
Over 2 years but within 3 years	8,993	20,392
Over 3 years	43,988	32,813

	2,073,922	3,112,710